Leases - Summary of Components of Lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Operating lease cost	$ 39,684	$ 36,700
Financing lease cost:
Amortization of ROU assets	1,366	1,190
Interest on lease liabilities	455	435
Total net lease cost	41,505	38,325
Cost of service
Operating lease cost:
Operating lease cost	32,202,000	30,397,000
Sales and marketing
Operating lease cost:
Operating lease cost	2,697,000	2,555,000
General and administrative
Operating lease cost:
Operating lease cost	$ 4,785,000	$ 3,748,000